Investment in Equipment Subject to Operating Leases	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Investment in Equipment Subject to Operating Leases

5.	Investment in Equipment Subject to Operating Leases

On October 18, 2016, the Partnership funded a lease facility of $318,882 for 16 pizza ovens to five separate lessees. Each lease has a 36 month term with various monthly payments. The lease is secured by ownership of the equipment and by a corporate guarantee of the parent of the lessees.

The composition of the equipment subject to operating leases of the Partnership as of December 31, 2016 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value

Food equipment	$334,826	$16,123	$318,703
	$334,826	$16,123	$318,703

Depreciation expense for the period ended December 31, 2016 was $16,123.

SQN AIF V GP, LLC [Member]
Investment in Equipment Subject to Operating Leases

5. Investment in Equipment Subject to Operating Leases

On October 18, 2016, the Managed Fund funded a lease facility of $318,882 for 16 pizza ovens to five separate lessees. Each lease has a 36 month term with various monthly payments. The lease is secured by ownership of the equipment and by a corporate guarantee of the parent of the lessees.

The composition of the equipment subject to operating leases of the Managed Fund as of December 31, 2016 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value

Food equipment	$334,826	$16,123	$318,703
	$334,826	$16,123	$318,703

Depreciation expense for the period ended December 31, 2016 was $16,123.